BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2025
	Shares	Value
COMMON STOCKS – 97.6%
AUSTRALIA – 6.3%
Diversified – 3.0%
Stockland	1,483,166	$4,576,405
Office – 0.9%
Dexus(a)	325,968	1,449,551
Retail – 2.4%
Scentre Group	1,693,753	3,583,642
Total AUSTRALIA		9,609,598
BELGIUM – 1.7%
Industrial – 1.7%
Warehouses De Pauw CVA	110,418	2,617,593
Total BELGIUM		2,617,593
CANADA – 1.1%
Residential – 1.1%
Canadian Apartment Properties REIT	53,118	1,592,377
Total CANADA		1,592,377
FRANCE – 2.1%
Office – 2.1%
Covivio SA	27,718	1,551,568
Gecina SA	16,951	1,590,578
Total Office		3,142,146
Total FRANCE		3,142,146
GERMANY – 1.4%
Residential – 1.4%
Vonovia SE	77,850	2,094,975
Total GERMANY		2,094,975
HONG KONG – 3.7%
Office – 1.0%
Hongkong Land Holdings Ltd.	347,660	1,498,552
Retail – 2.7%
Hang Lung Properties Ltd.	1,107,391	947,407
Link REIT	679,979	3,186,499
Total Retail		4,133,906
Total HONG KONG		5,632,458
JAPAN – 8.0%
Hotel – 1.0%
Invincible Investment Corp.	3,663	1,543,530
Industrial – 1.0%
LaSalle Logiport REIT	1,699	1,578,484
Office – 5.5%
KDX Realty Investment Corp.	1,365	1,345,918
Mitsui Fudosan Co. Ltd.	540,631	4,841,392
Nippon Building Fund, Inc.	957	812,866
Sumitomo Realty & Development Co. Ltd.	34,066	1,279,979
Total Office		8,280,155
Residential – 0.5%
Comforia Residential REIT, Inc.	450	792,023
Total JAPAN		12,194,192
NETHERLANDS – 2.1%
Industrial – 0.8%
CTP NV(b)	68,484	1,226,300
Retail – 1.3%
Eurocommercial Properties NV	71,438	1,939,287
Total NETHERLANDS		3,165,587
SINGAPORE – 2.9%
Data Centers – 0.9%
Keppel DC REIT	898,038	1,430,586
Diversified – 1.2%
CapitaLand Integrated Commercial Trust	1,204,677	1,872,011
Health Care – 0.8%
Parkway Life Real Estate Investment Trust	372,138	1,147,032
Total SINGAPORE		4,449,629
SWEDEN – 0.7%
Residential – 0.7%
Fastighets AB Balder(a)	175,330	1,097,143
Total SWEDEN		1,097,143
UNITED KINGDOM – 4.5%
Diversified – 3.5%
British Land Co. PLC	1,096,465	5,249,810
Self Storage – 1.0%
Big Yellow Group PLC	130,902	1,580,162
Total UNITED KINGDOM		6,829,972
UNITED STATES – 63.1%
Data Centers – 9.1%
Digital Realty Trust, Inc.	20,394	2,922,256
Equinix, Inc.	13,360	10,893,076
Total Data Centers		13,815,332
Health Care – 12.2%
American Healthcare REIT, Inc.	165,403	5,011,711
Healthpeak Properties, Inc.	148,948	3,011,729
Welltower, Inc.	68,383	10,476,959
Total Health Care		18,500,399
Industrial – 7.9%
EastGroup Properties, Inc.	20,543	3,618,649
Plymouth Industrial REIT, Inc.	45,231	737,265
Prologis, Inc.	46,147	5,158,773
Rexford Industrial Realty, Inc.	63,623	2,490,840
Total Industrial		12,005,527
Net Lease – 7.5%
Agree Realty Corp.	18,031	1,391,813
Essential Properties Realty Trust, Inc.	148,482	4,846,453
Getty Realty Corp.	67,317	2,098,944
NNN REIT, Inc.	71,141	3,034,164
Total Net Lease		11,371,374
Office – 2.8%
BXP, Inc.	62,730	4,214,829
Residential – 7.8%
AvalonBay Communities, Inc.	26,140	5,610,167
Camden Property Trust	25,768	3,151,426
NexPoint Residential Trust, Inc.	38,977	1,540,761
Sun Communities, Inc.	11,791	1,516,794
Total Residential		11,819,148
Retail – 9.8%
Brixmor Property Group, Inc.	217,950	5,786,573
Curbline Properties Corp.	63,503	1,536,138
Regency Centers Corp.	34,475	2,542,876
Simon Property Group, Inc.	30,561	5,075,571
Total Retail		14,941,158
Self Storage – 4.3%
CubeSmart	36,180	1,545,248
Extra Space Storage, Inc.	33,224	4,933,432
Total Self Storage		6,478,680
Towers – 1.7%
American Tower Corp.	12,009	2,613,158
Total UNITED STATES		95,759,605
TOTAL COMMON STOCKS (Cost $138,188,388)		148,185,275
MONEY MARKET FUND – 1.9%
UNITED STATES – 1.9%
First American Treasury Obligations Fund - Class X, 4.26%(c)	2,825,755	2,825,755
TOTAL MONEY MARKET FUND (Cost $2,825,755)		2,825,755
Total Investments – 99.5% (Cost $141,014,143)		151,011,030
Other Assets in Excess of Liabilities – 0.5%		726,037
TOTAL NET ASSETS – 100.0%		$151,737,067
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2025, the total value of all such securities was $1,226,300 or 0.8% of net assets.

(c)	The rate shown represents the seven-day yield as of March 31, 2025.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Brookfield Global Listed Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$–	$9,609,598	$–	$9,609,598
Belgium	–	2,617,593	–	2,617,593
Canada	1,592,377	–	–	1,592,377
France	–	3,142,146	–	3,142,146
Germany	–	2,094,975	–	2,094,975
Hong Kong	–	5,632,458	–	5,632,458
Japan	812,866	11,381,326	–	12,194,192
Netherlands	1,226,300	1,939,287	–	3,165,587
Singapore	–	4,449,629	–	4,449,629
Sweden	1,097,143	–	–	1,097,143
United Kingdom	–	6,829,972	–	6,829,972
United States	95,759,605	–	–	95,759,605
Total Common Stocks	100,488,291	47,696,984	–	148,185,275
Money Market Fund:
United States	2,825,755	–	–	2,825,755
Total	$103,314,046	$47,696,984	$–	$151,011,030
For further information regarding security characteristics, see the Schedule of Investments.